Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012
Cash flows from operating activities:
Net earnings (including net earnings (loss) attributable to noncontrolling interests)		$ 628,693		$ 504,926		$ 657,332
Adjustments to reconcile net earnings to net cash used in operating activities:
Depreciation and amortization		38,542		30,349		28,081
Amortization of discount/premium on debt, net		21,387		23,497		21,450
Share-based compensation expense		40,718		33,689		31,745
Tax benefit from share-based awards		0		17,162		22,544
Excess tax benefits from share-based awards		(7,497)		(10,148)		(10,814)
Deferred income tax (benefit) expense		75,324		151,619		(467,561)
Changes in assets and liabilities:
(Increase) decrease in restricted cash		(18,930)		(6,430)		3,841
(Increase) decrease in receivables		(113,001)		(62,708)		17,370
Increase in inventories, excluding valuation adjustments and write-offs of option deposits and pre-acquisition costs		(1,367,415)		(1,627,136)		(563,051)
(Increase) decrease in other assets		(13,990)		4,279		(35,041)
Increase in accounts payable and other liabilities		326,087		164,571		28,129
Net cash used in operating activities		(788,488)		(807,714)		(424,648)
Cash flows from investing activities:
Decrease (increase) in restricted cash related to LOCs		37		(21,527)		0
Net additions of operating properties and equipment		(22,599)		(8,126)		(2,822)
Proceeds from the sale of operating properties and equipment		43,937		140,564		0
Distributions from unconsolidated entities, distributions of capital				125,000
Acquisitions, net of cash acquired		(5,489)		(5,623)		0
Net cash provided by investing activities		438,359		689,249		245,291
Cash flows from financing activities:
Debt issuance costs of senior notes and convertible senior notes		(9,989)		(12,935)		(9,118)
Redemption and partial redemption of senior notes		(250,000)		(63,751)		(210,862)
Proceeds from other borrowings		34,424		92,596		41,500
Principal payments on other borrowings		(299,713)		(287,359)		(97,891)
Exercise of land option contracts from an unconsolidated land investment venture		(1,540)		(28,869)		(50,396)
Receipts related to noncontrolling interests		12,859		8,236		1,659
Payments related to noncontrolling interests		(155,625)		(201,655)		(480)
Excess tax benefits from share-based awards		7,497		10,148		10,814
Common stock:
Issuances		13,599		34,114		32,174
Repurchases		(20,424)		(12,320)		(17,149)
Dividends		(32,775)		(30,912)		(30,394)
Net cash provided by (used in) financing activities		661,438		(221,773)		326,496
Net increase (decrease) in cash and cash equivalents		311,309		(340,238)		147,139
Cash and cash equivalents at beginning of year		970,505		1,310,743		1,163,604
Cash and cash equivalents at end of year		1,281,814		970,505		1,310,743
Cash and cash equivalents		970,505		1,310,743		1,163,604
Supplemental disclosures of cash flow information:
Cash paid for interest, net of amounts capitalized		68,366		112,694		108,879
Cash paid for income taxes, net		202,374		11,433		26,687
Lennar Homebuilding and Lennar Multifamily:
Non-cash purchase of noncontrolling interests				82,300
Consolidation/deconsolidation of unconsolidated/consolidated entities, net:
Inventories		155,021		0		0
Investments in unconsolidated entities		(30,647)		0		0
Other assets		(7,218)		0		0
Noncontrolling interests		(117,156)		0		0
Lennar Homebuilding [Member]
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in (earnings) loss from unconsolidated entities	[1],[2]	355		(23,803)		26,672
Distributions of earnings from unconsolidated entities		5,316		3,381		1,005
Gain on sale of operating property and equipment		0		(14,432)		0
Valuation adjustments impairment charges and write-offs		13,088		8,435		16,647
Cash flows from investing activities:
Proceeds from the sale of operating properties and equipment		43,937		140,564
Investments in and contributions to unconsolidated entities		(87,501)		(57,067)		(72,611)
Distributions from unconsolidated entities, distributions of capital		143,451		158,076		34,030
Purchases of investments available-for-sale		(21,274)		(28,708)		(11,403)
Proceeds from sales of investments available-for-sale		51,934		5,906		14,486
Cash flows from financing activities:
Proceeds from senior notes		850,500		500,000		750,000
Proceeds from Lennar Homebuilding convertible senior notes		0		0		50,000
Common stock:
Cash and cash equivalents at beginning of year		695,424	[3]	1,146,302
Cash and cash equivalents at end of year		885,729	[3]	695,424	[3]	1,146,302
Cash and cash equivalents		695,424	[3]	1,146,302		1,146,302
Lennar Homebuilding and Lennar Multifamily:
Purchases of inventories, land under development and other assets financed by sellers		129,881		167,134		89,063
Non-cash contributions to unconsolidated entities		10,844		227,243		720
Inventory acquired in satisfaction of other assets including investments available-for-sale		0		0		103,114
Non-cash purchases of investments available-for-sale		0		0		12,520
Non-cash reduction of equity due to purchase of noncontrolling interest		0		101,550		0
Non-cash purchase of noncontrolling interests		0		63,500		0
Rialto Investments [Member]
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in (earnings) loss from unconsolidated entities		(59,277)		(22,353)		(41,483)
Distributions of earnings from unconsolidated entities		2,466		648		18,399
Loss (gain) on retirement of debt		4,555		0		0
Unrealized and realized gains on Rialto real estate owned, net		(36,901)		(48,358)		(19,771)
Unrealized gain on bargain purchase acquisition		0		(8,532)		0
Valuation adjustments impairment charges and write-offs		76,450		32,229		37,248
Changes in assets and liabilities:
Decrease (increase) in loans-held-for-sale		(69,269)		(44,000)		0
Cash flows from investing activities:
Investments in and contributions to unconsolidated entities		(41,523)		(66,953)		(43,555)
Distributions from unconsolidated entities, distributions of capital		68,914		42,556		83,368
Decrease (increase) in Rialto defeasance cash to retire notes payable		0		223,813		(4,427)
Receipts of principal payments on Rialto loans receivable		24,019		66,788		81,648
Proceeds from sales of Rialto real estate owned		269,698		239,215		183,883
Purchases of investments available-for-sale		(8,705)		0		0
Proceeds from sales of investments available-for-sale		9,171		0		0
Improvements to Rialto real estate owned		(14,278)		(9,407)		(13,945)
Purchases of loans receivables		0		(5,450)		0
Payments to Acquire Held-to-maturity Securities		(7,000)		0		0
Cash flows from financing activities:
Net (repayments) borrowings under debt facilities		65,254		76,017		0
Proceeds from senior notes		104,525		250,000		0
Principal repayments on Rialto notes payable		(39,370)		(471,255)		(191,221)
Common stock:
Cash and cash equivalents at beginning of year		201,496	[3]	105,310
Cash and cash equivalents at end of year		303,889	[3]	201,496	[3]	105,310
Cash and cash equivalents		201,496	[3]	105,310		105,310
Rialto:
Real estate owned acquired in satisfaction/partial satisfaction of loans receivable		57,390		70,237		183,911
Real estate owned acquired in bargain purchase acquisition		0		31,818		0
Net liabilities assumed in bargain purchase acquisition		0		6,200		0
Non-cash acquisition of Servicer Provider		8,317		0		0
Reductions in loans receivable from deficiency settlements		0		619		3,068
Lennar Multifamily [Member]
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in (earnings) loss from unconsolidated entities	[4]	(14,454)		271		4
Distributions of earnings from unconsolidated entities		14,469		0		0
Cash flows from investing activities:
Investments in and contributions to unconsolidated entities		(30,759)		(22,748)		0
Distributions from unconsolidated entities, distributions of capital		66,941		38,857		10,626
Common stock:
Cash and cash equivalents at beginning of year		519		565
Cash and cash equivalents at end of year		2,186		519		565
Cash and cash equivalents		519		565		565
Lennar Homebuilding and Lennar Multifamily:
Non-cash contributions to unconsolidated entities		95,288		59,555		13,674
Lennar Financial Services [Member]
Changes in assets and liabilities:
Decrease (increase) in loans-held-for-sale		(326,094)		86,130		(202,916)
Cash flows from investing activities:
Decrease (increase) in Lennar Financial Services loans held-for-investment, net		1,102		(730)		2,919
Purchases of Lennar Financial Services investment securities		(40,627)		(30,333)		(51,138)
Proceeds from maturities of Lennar Financial Services investments securities		38,910		30,146		34,232
Cash flows from financing activities:
Net (repayments) borrowings under debt facilities		324,281		(83,828)		47,860
Common stock:
Cash and cash equivalents at beginning of year		73,066		58,566
Cash and cash equivalents at end of year		90,010		73,066		58,566
Cash and cash equivalents		73,066		58,566		58,566
Lennar Financial Services:
Purchase of mortgage servicing rights financed by seller		5,697		0		0
Structured Notes [Member] | Rialto Investments [Member]
Cash flows from financing activities:
Proceeds from Notes Payable		94,444		0		0
Principal repayments on Rialto notes payable		(36,509)		0		0
Debt [Member] | Lennar Homebuilding [Member]
Adjustments to reconcile net earnings to net cash used in operating activities:
Loss (gain) on retirement of debt		0		(1,000)		(988)
Senior Notes [Member] | Lennar Homebuilding [Member]
Adjustments to reconcile net earnings to net cash used in operating activities:
Loss (gain) on retirement of debt		$ 0		$ 0		$ 6,510

[1]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[2]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[3]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[4]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.